Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0000083246
Registrant Name	HSBC USA INC. /MD/
Registration File Number	333-277211
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES